Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 77,080	¥ 57,561
Less: Accumulated amortization	[1]	(6,290)	(4,868)
Impairment	[2]	¥ (1,950)	¥ (1,950)
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Income (Loss)	Operating Income (Loss)
Intangible assets, net		¥ 68,840	¥ 50,743
Insurance agency license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3],[4]	40,902	40,817
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3]	11,768	6,571
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3]	9,392
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[4]	6,526	6,526
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3]	4,845
Insurance adjusting license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		3,067	3,067
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were RMB1,201, RMB1,227 and RMB1,189 respectively.
[2]	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024 were nil, RMB1,950 and nil, respectively.
[3]	During the year ended December 2024, the Company acquired intangible assets amounting to RMB18,174 in connection with a business combination disclosed in Note 4, which were measured at fair value upon acquisition.
[4]	During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.